Note 5 – Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Note 5 - Fair Value Measurements - Hierarchy for Financial Assets

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred consideration (current and non-current)	$—	$—	$558,893	$558,893

December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred consideration (current and non-current)	$—	$—	$—	$—